Organization and Principal Activities - Summary of Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 568,192		¥ 533,293		$ 82,400
Restricted cash	10,323		4,155		1,497
Accounts receivable, net	3,233		6,458		469
Prepayments and other current assets	30,391		33,604		4,406
Total current assets	723,492		577,510		104,897
Short-term investments	111,353				16,145
Non-current assets:
Property, equipment and leasehold improvement, net	26,546		33,391		3,849
Intangible assets, net	1,183		2,245		172
Other non-current assets			799
Total non-current assets	52,845		65,376		7,662
TOTAL ASSETS	776,337		642,886		112,559
Current liabilities:
Accounts payable	53,832		80,793		7,805
Salary and welfare payable	136,837		123,075		19,840
Short-term loans	73,765		68,999		10,694
Lease liabilities due within one year	18,372		13,929		2,664
Accrued expenses and other current liabilities	47,622		53,486		6,904
Total current liabilities	371,526		366,503		53,866
Non-current liabilities:
Lease liabilities	8,195		17,076		1,188
Total non-current liabilities	12,147		21,528		1,761
TOTAL LIABILITIES	383,673		388,031		55,627
TOTAL LIZHI Inc.'s SHAREHOLDERS' EQUITY	392,677		254,855		56,934
Non-controlling interests	(13)				(2)
TOTAL SHAREHOLDERS' EQUITY	392,664		254,855	¥ 169,191	56,932	¥ (1,998,431)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	776,337		642,886		$ 112,559
Net revenues	2,185,266	$ 316,834	2,119,514	1,502,908
Net (loss)/income	86,504	12,542	(127,250)	(82,184)
Net cash generated from/(used in) operating activities	136,267	19,759	(40,426)	39,996
Net cash (used in)/generated from investing activities	(122,783)	(17,803)	52,101	(94,559)
Net cash generated from/(used in) financing activities	4,771	$ 692	212,682	298,046
Variable Interest Entity Primary Beneficiary
Current assets:
Cash and cash equivalents	302,103		191,549
Restricted cash			3,023
Accounts receivable, net	902		1
Prepayments and other current assets	21,365		20,245
Amount due from the subsidiaries of the Group	781		197
Total current assets	325,151		215,015
Non-current assets:
Property, equipment and leasehold improvement, net	18,390		28,580
Intangible assets, net	1,104		2,245
Right-of-use assets, net	7,087		9,653
Other non-current assets			799
Total non-current assets	26,581		41,277
TOTAL ASSETS	351,732		256,292
Current liabilities:
Accounts payable	50,735		70,639
Deferred revenue	27,718		19,118
Salary and welfare payable	120,563		116,204
Taxes payable	4,112		4,940
Short-term loans	66,800		68,999
Lease liabilities due within one year	7,021		5,767
Accrued expenses and other current liabilities	42,770		42,803
Amount due to the subsidiaries of the Group	379,306		377,331
Total current liabilities	699,025		705,801
Non-current liabilities:
Lease liabilities	160		4,132
Total non-current liabilities	160		4,132
TOTAL LIABILITIES	699,185		709,933
Net revenues	2,155,620		1,975,758	1,456,190
Net (loss)/income	106,188		(81,551)	(84,441)
Net cash generated from/(used in) operating activities	147,067		(17,723)	17,425
Net cash (used in)/generated from investing activities	(5,576)		52,323	(94,559)
Net cash generated from/(used in) financing activities	(33,960)		7,298	187,752
Net increase in cash, cash equivalents and restricted cash	¥ 107,531		¥ 41,898	¥ 110,618